Related parties - Listing of Consolidated Subsidiaries (Details) - subsidiary		12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025
Disclosure of subsidiaries [line items]
Number of subsidiary		18	6
Coincheck, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company		100.00%
CCG Administrative Services, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company		100.00%
Next Finance Tech Co., LTD.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company		100.00%
Aplo SAS
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company		100.00%
3iQ Digital Holdings, Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company		99.80%
3iQ Corp
Disclosure of subsidiaries [line items]
Percentage of voting rights held by the Company	99.80%	99.80%